Financial Assets and Financial Liabilities - Summary Of Trade And Other Financial Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 36,161	€ 42,203
Personnel (salaries payable)	3,548	3,981
Customer advances	184	115
Total	€ 39,893	€ 46,299